Convertible Senior Notes	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
CONVERTIBLE SENIOR NOTES

14.	CONVERTIBLE SENIOR NOTES

On December 4, 2018, the Company issued US$750 million convertible senior notes (the “Notes”). The Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 3.75% per annum on June 1 and December 1 of each year, beginning on June 1, 2019. The Notes will mature on December 1, 2023 unless redeemed, repurchased or converted prior to such date.

The initial conversion rate of the Notes is 37.1830 of the Company’s ADS per US$1,000 principal amount of Notes (which is equivalent to an initial conversion price of approximately US$26.89 per ADS). Prior to June 1, 2023, the Notes will be convertible at the option of the holders only upon the following circumstances: (1) during any calendar quarter commencing after the calendar quarter ending on March 31, 2019, if the last reported sale price of ADSs for at least 20 trading days (whether or not consecutive) during a period of 30 consecutive trading days ending on, is greater than or equal to 130% of the conversion price; (2) during the five business day period after any ten consecutive trading day period in which the trading price per US$1,000 principal amount of notes was less than 98% of the product of the last reported sale price of the ADSs and the conversion rate on each such trading day; (3) if the Company calls the notes for a tax redemption; or (4) upon the occurrence of specified corporate events. Thereafter, the Notes will be convertible at the option of the holders at any time until the close of the business on the second scheduled trading day immediately preceding the maturity date. The conversion rate is subject to adjustment in some events but is not adjusted for any accrued and unpaid interest. In addition, following a make-whole fundamental change that occur prior to the maturity date or following the Company’s delivery of a notice of a tax redemption, the Company will increase the conversion rate for a holder who elects to convert its notes in connection with such a corporate event or such tax redemption. Upon conversion, the Company will pay or deliver to such converting holders, as the case may be, cash, ADSs, or a combination of cash and ADSs, at its election.

The holders may require the Company to repurchase all or portion of the Notes for cash on December 1, 2021, or upon a fundamental change, at a repurchase price equal to 100% of the principal amount, plus accrued and unpaid interest.

As the conversion option may be settled in cash at the Company’s option, the Company separated the Notes into liability and equity components in accordance with ASC 470-20, Debt with Conversion and Other Options. The carrying amount of the liability component was calculated by measuring the fair value of a similar liability that does not have an associated conversion feature. The carrying amount of the equity component representing the conversion option was determined by deducting the fair value of the liability component from the initial proceeds and recorded as additional paid-in capital. The difference between the principal amount of the Notes and the liability component is considered debt discount and is amortized at an effective interest rate of 7.04% to accrete the discounted carrying value of the Notes to its face value on December 1, 2021, the put date of the Notes.

In connection with the issuance of the Notes, the Company purchased the capped call options on the Company’s ADS with certain counterparties at a price of US$67.5 million. The capped call exercise price is equal to the Notes’ initial conversion price and the cap price is US$38.42 per ADS, subject to certain adjustments under the terms of the capped call transactions. The capped call transactions are expected to reduce potential dilution to existing holders of the ordinary shares and ADSs of the Company upon conversion of the Notes and/or offset any potential cash payments that the Company is required to make in excess of the principal amount of any converted notes, as the case may be, with such reduction and/or offset subject to a cap.

The cost of the capped call of US$67.5 million (equivalent to RMB464,825) was recorded as a reduction of the Company’s additional paid-in capital on the consolidated balance sheets with no subsequent changes in fair value be recorded.

The net proceeds from the issuance of the Notes were US$736.7 million (equivalent to RMB5,034,663), after deducting underwriting discounts and offering expenses of US$13.3 million (equivalent to RMB91,062) from the initial proceeds of US$750 million. Debt issuance costs were allocated to the liability and equity components using the same proportions as the proceeds from the Notes.

As of December 31, 2018, the principal amount of the liability component was RMB5,158.7 million (US$750.3 million), unamortized debt discount was RMB446.4 million (US$64.9 million), and net carrying amount of the liability component was RMB4,712.3 million (US$685.4 million). The carrying amount of the equity component was RMB361.6 million (US$52.6 million). The liability component will be accreted up to the principal amount of US$750 million over a remaining period of 2.92 years.